Interest in joint operations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement of financial position
External non-current assets	R 391,953	R 357,978	R 310,985
Total assets	469,968	439,235
Shareholders' equity	225,795	228,608	217,234	R 212,418
Long-term liabilities	195,075	150,671
Total equity and liabilities	469,968	439,235
Summarised income statement
Turnover	203,576	181,461	172,407
Operating (loss)/profit	9,697	17,747	31,705
Earnings before tax	9,231	15,704	30,008
Taxation	(3,157)	(5,558)	(8,495)
Earnings for the year	6,074	10,146	21,513
Statement of cash flows
Cash flow from operations	48,988	46,638	46,236
Movement in working capital	2,410	(3,761)	(2,167)
Tax paid	(3,946)	(7,041)	(6,352)
Cash available from operating activities	43,418	34,306	37,108
Dividends paid	(9,952)	(7,952)	(8,628)
Cash retained from operating activities	31,943	25,629	27,491
Cash flow from investing activities	(56,412)	(53,979)	(56,677)
Cash flow from financing activities	23,131	15,112	9,536
(Increase)/decrease in cash requirements	(1,176)	(12,284)	R (22,857)
Joint Operations
Statement of financial position
External non-current assets	10,858	13,055
External current assets	1,651	1,503
Intercompany current assets	109	1,146
Total assets	12,618	15,704
Shareholders' equity	2,888	5,389
Long-term liabilities	8,001	7,710
Interest-bearing current liabilities	589	1,408
Non-interest-bearing current liabilities	737	771
Intercompany current liabilities	403	426
Total equity and liabilities	12,618	15,704
Summarised income statement
Turnover	4,135	3,660
Operating (loss)/profit	(2,323)	(3,089)
Other expenses	(444)	(438)
Earnings before tax	(2,767)	(3,527)
Taxation	(62)	(49)
Earnings for the year	(2,829)	(3,576)
Statement of cash flows
Cash flow from operations	1,337	1,189
Movement in working capital	(111)	397
Tax paid	(24)	(5)
Other expenses	(561)	(485)
Cash available from operating activities	641	1,096
Dividends paid	(230)	(111)
Cash retained from operating activities	411	985
Cash flow from investing activities	(843)	(712)
Cash flow from financing activities	(612)	1,575
(Increase)/decrease in cash requirements	(1,044)	1,848
Capital commitments	R 1,080	R 427
Gemini HDPE LLC
Joint operations
Interest in joint operation (as a percent)	50.00%	50.00%
Statement of financial position
External non-current assets	R 4,462
External current assets	73
Intercompany current assets	18
Total assets	4,553
Shareholders' equity	1,869
Long-term liabilities	2,480
Interest-bearing current liabilities	120
Non-interest-bearing current liabilities	84
Total equity and liabilities	4,553
Summarised income statement
Turnover	441
Operating (loss)/profit	(117)
Other expenses	(58)
Earnings before tax	(175)
Earnings for the year	(175)
Statement of cash flows
Movement in working capital	(25)
Other expenses	(143)
Cash available from operating activities	(168)
Cash retained from operating activities	(168)
Cash flow from investing activities	(80)
Cash flow from financing activities	244
(Increase)/decrease in cash requirements	R (4)
Sasol Canada
Joint operations
Interest in joint operation (as a percent)	50.00%	50.00%
Statement of financial position
External non-current assets	R 1,180
External current assets	288
Intercompany current assets	1
Total assets	1,469
Shareholders' equity	209
Long-term liabilities	1,155
Non-interest-bearing current liabilities	104
Intercompany current liabilities	1
Total equity and liabilities	1,469
Summarised income statement
Turnover	239
Operating (loss)/profit	(2,747)
Other expenses	(13)
Earnings before tax	(2,760)
Earnings for the year	(2,760)
Statement of cash flows
Cash flow from operations	31
Movement in working capital	39
Cash available from operating activities	70
Cash retained from operating activities	70
Cash flow from investing activities	(124)
Cash flow from financing activities	(804)
(Increase)/decrease in cash requirements	R (858)
Natref
Joint operations
Interest in joint operation (as a percent)	64.00%	64.00%
Statement of financial position
External non-current assets	R 3,531
External current assets	292
Intercompany current assets	18
Total assets	3,841
Shareholders' equity	240
Long-term liabilities	2,887
Interest-bearing current liabilities	167
Non-interest-bearing current liabilities	381
Intercompany current liabilities	166
Total equity and liabilities	3,841
Summarised income statement
Turnover	2,061
Operating (loss)/profit	457
Other expenses	(213)
Earnings before tax	244
Taxation	(79)
Earnings for the year	165
Statement of cash flows
Cash flow from operations	887
Movement in working capital	55
Tax paid	2
Other expenses	(209)
Cash available from operating activities	735
Dividends paid	(230)
Cash retained from operating activities	505
Cash flow from investing activities	(609)
Cash flow from financing activities	142
(Increase)/decrease in cash requirements	38
Other Joint Operations
Statement of financial position
External non-current assets	1,685
External current assets	998
Intercompany current assets	72
Total assets	2,755
Shareholders' equity	570
Long-term liabilities	1,479
Interest-bearing current liabilities	302
Non-interest-bearing current liabilities	168
Intercompany current liabilities	236
Total equity and liabilities	2,755
Summarised income statement
Turnover	1,394
Operating (loss)/profit	84
Other expenses	(160)
Earnings before tax	(76)
Taxation	17
Earnings for the year	(59)
Statement of cash flows
Cash flow from operations	419
Movement in working capital	(180)
Tax paid	(26)
Other expenses	(209)
Cash available from operating activities	4
Cash retained from operating activities	4
Cash flow from investing activities	(30)
Cash flow from financing activities	(194)
(Increase)/decrease in cash requirements	R (220)